Investments in Securities and Affiliated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Renesas [Member]	Mar. 31, 2010 Renesas [Member]	Mar. 31, 2009 Renesas [Member]	Apr. 30, 2010 Renesas [Member]	Jun. 30, 2010 CHMC [Member]	Mar. 31, 2011 CHMC [Member]	Mar. 31, 2010 CHMC [Member]	Mar. 31, 2011 Investments in Majority-owned Subsidiaries [Member]	Mar. 31, 2010 Investments in Majority-owned Subsidiaries [Member]
Purchase of available-for-sale securities	¥ 26,490	¥ 59,038	¥ 24,729
Proceeds from Sale of Available-for-sale Securities	11,646	5,890	60,063
Available-for-sale Securities, Gross Realized Gains	3,556	1,124	2,017
Available-for-sale Securities, Gross Realized Losses	385	56	1,029
Cost-method Investments, Aggregate Carrying Amount	43,797	47,900									99,299	13,962
Investments in and Advances to Affiliates, at Fair Value	104,427	17,388
Carrying value of the investments in affiliated companies exceeded the Company's equity in the underlying net assets	111,917	105,278
Cumulative Recognition Of Other-Then-Temporary Declines In values of investments in Affiliates Difference	17,837	32,621
Common Stock, Voting Rights				55.00%					49.00%
Increase (Decrease) in Partners' Capital					¥ 71,700	¥ 54,000				¥ 44,000
Noncontrolling Interest, Ownership Percentage by Parent							30.60%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								16.70%
Minority Interest Period Increase Decrease								9.30%